CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and Cash Equivalent	$ 261,355	$ 341,779
Short-term investments	4,758,797	0
Inventories	653,342	0
Prepaid expenses and other current assets	1,512,208	1,501,651
Current assets from discontinued operations - disposal	0	1,008,281
Total current assets	7,185,702	2,851,711
Property, plant and equipment, net	24,856	0
Intangible assets, net	10,751,426	1,488,333
Goodwill	17,500,601	3,376,186
Right-of-use assets	101,588	0
Non-current assets from discontinued operations - disposal	0	12,596
Total non-current assets	28,378,471	4,877,115
TOTAL ASSETS	35,564,173	7,728,826
Current liabilities
Accounts payable	1,733,707	0
Other payables and accrued liabilities	2,621,563	2,446,075
Due to related parties	1,946,627	0
Lease liabilities	101,588	0
Current liabilities from discontinued operations - disposal	0	114,306
Total current liabilities	6,403,485	2,560,381
Other non?current liabilities	158,091	0
Total non-current liability	158,091	0
TOTAL LIABILITIES	6,561,576	2,560,381
SHAREHOLDERS' EQUITY
Preferred shares, $0.01 par value,500,000 shares authorized, 0 shares issued and outstanding		0
Additional paid-in capital	91,318,726	64,918,726
Accumulated deficit	(70,262,448)	(61,957,019)
Accumulated other comprehensive income	2,527,322	2,545,619
Total Paranovus Entertainment Technology Ltd.'s shareholders' equity	24,256,900	5,580,626
Non-controlling interests	4,745,697	(412,181)
Total shareholders' equity	29,002,597	5,168,445
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	35,564,173	7,728,826
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Class A Ordinary shares, $0.01 par value,350,000,000 shares authorized, 66,724,675 shares issued and outstanding; $0.01 par value,350,000,000 shares authorized, 6,724,675 shares issued and outstanding	667,177	67,177
Class B Ordinary [Shares]
SHAREHOLDERS' EQUITY
Class A Ordinary shares, $0.01 par value,350,000,000 shares authorized, 66,724,675 shares issued and outstanding; $0.01 par value,350,000,000 shares authorized, 6,724,675 shares issued and outstanding	$ 6,123	$ 6,123